Related party transactions table (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Beginning of period	$ 99,526	$ 57,861
Related Party Transaction, Amounts of Transaction	31,035	93,591
Related Party Transactions Payments	(24,948)	(47,886)
Related Party Transaction Other Changes	(65)	(4,040)
End of period	105,548	99,526
Management
Related Party Transaction [Line Items]
Beginning of period	3,481	5,292
Related Party Transaction, Amounts of Transaction	2,769	1,890
Related Party Transactions Payments	(725)	(240)
Related Party Transaction Other Changes	(65)	(3,461)
End of period	5,460	3,481
Director
Related Party Transaction [Line Items]
Beginning of period	96,045	52,569
Related Party Transaction, Amounts of Transaction	28,266	91,701
Related Party Transactions Payments	(24,223)	(47,646)
Related Party Transaction Other Changes	0	(579)
End of period	$ 100,088	$ 96,045